sUNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2022
Semiannual Report
to Shareholders
DWS Government Cash Management Fund

Contents

DWS Government Cash Management Fund
4	Portfolio Summary
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
15	Information About Your Fund’s Expenses
Government Cash Management Portfolio
18	Investment Portfolio
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
33	Advisory Agreement Board Considerations and Fee Evaluation
38	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Management Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Government Cash Management Fund	|	3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/22	12/31/21
Government & Agency Obligations	80%	60%
Repurchase Agreements	20%	40%
	100%	100%

Weighted Average Maturity	6/30/22	12/31/21
DWS Government Cash Management Fund	24 days	33 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	23 days	31 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
DWS Government Cash Management Fund (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Government Cash Management Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation and Weighted Average Maturity at June 30, 2022 are based on the holdings of Government Cash Management Portfolio.
For more complete details about the Portfolio’s holdings, see page 18. A quarterly Fact Sheet is available on liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp or upon request. Please see the Account Management Resources section on page 38 for contact information.

4	|	DWS Government Cash Management Fund

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$ 181,859,961
Receivable for Fund shares sold	66
Other assets	144,524
Total assets	182,004,551
Liabilities
Distributions payable	43,541
Accrued Trustees' fees	552
Other accrued expenses and payables	71,165
Total liabilities	115,258
Net assets, at value	$181,889,293
Net Assets Consist of
Distributable earnings (loss)	(202,466)
Paid-in capital	182,091,759
Net assets, at value	$181,889,293
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($181,889,293 ÷ 182,050,530 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Management Fund	|	5

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$ 399,674
Expenses*	(55,120)
Net investment income allocated from Government Cash Management Portfolio	344,554
Expenses:
Administration fee	91,914
Services to shareholders	21,422
Service fees	56,854
Audit fee	11,493
Legal fees	7,061
Tax fees	4,495
Reports to shareholders	4,224
Registration fees	12,770
Trustees' fees and expenses	1,447
Other	13,349
Total expenses before expense reductions	225,029
Expense reductions	(81,013)
Total expenses after expense reductions	144,016
Net investment income	200,538
Net realized gain (loss) allocated from Government Cash Management Portfolio	(184,837)
Net increase (decrease) in net assets resulting from operations	$ 15,701

*	Net of $77,657 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2022.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Cash Management Fund

Statements of Changes in Net Assets
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 200,538	$ 18,702
Net realized gain (loss)	(184,837)	2,852
Net increase (decrease) in net assets resulting from operations	15,701	21,554
Distributions to shareholders: Institutional Shares	(200,537)	(18,706)
Fund share transactions:
Proceeds from shares sold	845,588,400	805,843,418
Reinvestment of distributions	114,741	10,789
Payments for shares redeemed	(831,430,515)	(855,882,430)
Net increase (decrease) in net assets from Fund share transactions	14,272,626	(50,028,223)
Capital Contribution	130,871	—
Increase (decrease) in net assets	14,218,661	(50,025,375)
Net assets at beginning of period	167,670,632	217,696,007
Net assets at end of period	$181,889,293	$167,670,632
Other Information:
Shares outstanding at beginning of period	167,777,904	217,806,127
Shares sold	845,588,400	805,843,418
Shares issued to shareholders in reinvestment of distributions	114,741	10,789
Shares redeemed	(831,430,515)	(855,882,430)
Net increase (decrease) in Fund shares	14,272,626	(50,028,223)
Shares outstanding at end of period	182,050,530	167,777,904

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Management Fund	|	7

Financial Highlights
DWS Government Cash Management Fund — Institutional Shares
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.001	.000*	.003	.020	.016	.006
Net realized gain (loss)	(.001)	.000*	.000*	(.000)*	(.000)*	.000*
Total from investment operations	.000*	.000*	.003	.020	.016	.006
Less distributions from:
Net investment income	(.001)	(.000)*	(.003)	(.020)	(.016)	(.006)
Increase resulting from capital contribution	.001[a]	—	—	—	—	—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[b]	.11**	.01	.30	1.98	1.61	.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	182	168	218	223	2,119	1,682
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.38***	.37	.36	.33	.31	.32
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.21***	.05	.19	.25	.27	.28
Ratio of net investment income (%)	.21***	.01	.30	2.13	1.63	.63

[a]	During the period ended June 30, 2022, the Advisor made a capital contribution to the Fund amounting to $0.001 per share. See Note F. Fund Liquidation.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Cash Management Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Cash Management Fund (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2022, the Fund owned approximately 1% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are

DWS Government Cash Management Fund	|	9

applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At December 31, 2021, the Fund had net tax basis capital loss carryforwards of approximately $18,000, including short-term losses ($16,000) and long-term losses ($2,000), which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that

10	|	DWS Government Cash Management Fund

invests substantially all of its assets in the Portfolio. In the event the Board of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee, which amount would be approved by the Board.
For the period from January 1, 2022 through April 30, 2023, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.30% of the Fund’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed are $81,013.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $91,914, of which $14,685 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC aggregated $20,849, of which $7,707 is unpaid.
In addition, for the six months ended June 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $9.
Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee” ) to shareholders at an annual rate of up to 0.25% of the

DWS Government Cash Management Fund	|	11

average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2022, the Service Fee was as follows:
	Total Aggregated	Unpaid at June 30, 2022	Annualized Rate
DWS Government Cash Management Fund	$ 56,854	$ 19,362.06%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $585, of which $320 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2022, there was one shareholder account that held approximately 16% of the outstanding shares of the Fund.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Although interest rates in the U.S. remain at low levels, they have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive

12	|	DWS Government Cash Management Fund

yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.
E.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
F.
Fund Liquidation
Upon the recommendation of the Advisor, the Fund’s Board of Trustees has authorized the Fund’s termination and liquidation, effective on or about August 31, 2022 (the “Liquidation Date” ). Accordingly, the Fund, a feeder fund of Government Cash Management Portfolio, will redeem all of its

DWS Government Cash Management Fund	|	13

outstanding shares on the Liquidation Date. Effective June 24, 2022, in connection with the liquidation, the Fund was closed to new investors. In addition, on June 24, 2022, in anticipation of the liquidation of the Fund, DIMA made a capital contribution to the Fund in the amount of $130,871 to offset historical capital losses. The purpose of the capital contribution was to seek to ensure a $1.00 share price for shareholders upon liquidation.

14	|	DWS Government Cash Management Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Government Cash Management Fund	|	15

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2022 (Unaudited)

Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/22	$1,000.00
Ending Account Value 6/30/22	$1,001.07
Expenses Paid per $1,000**	$1.04
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 1/1/22	$1,000.00
Ending Account Value 6/30/22	$1,023.75
Expenses Paid per $1,000**	$1.05

*	Expenses include amounts allocated proportionally from the Portfolio.
**
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
DWS Government Cash Management Fund	.21%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

16	|	DWS Government Cash Management Fund

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

Government Cash Management Portfolio	|	17

Investment Portfolioas of June 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 79.4%
U.S. Government Sponsored Agencies 46.6%
Federal Farm Credit Bank, SOFR + 0.07%, 1.58% (a), 8/11/2022	152,975,000	152,975,871
Federal Home Loan Bank:
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	447,000,000	447,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	445,000,000	445,000,000
SOFR + 0.005%, 1.515% (a), 8/22/2022	225,000,000	225,000,000
SOFR + 0.005%, 1.515% (a), 9/16/2022	34,000,000	34,000,000
SOFR + 0.01%, 1.52% (a), 7/13/2022	250,000,000	250,000,000
SOFR + 0.01%, 1.52% (a), 7/14/2022	150,000,000	150,000,000
SOFR + 0.01%, 1.52% (a), 7/19/2022	280,000,000	280,000,000
SOFR + 0.01%, 1.52% (a), 7/21/2022	105,000,000	105,000,000
SOFR + 0.01%, 1.52% (a), 8/1/2022	440,000,000	440,000,000
SOFR + 0.01%, 1.52% (a), 8/2/2022	350,000,000	350,000,000
SOFR + 0.01%, 1.52% (a), 8/5/2022	62,275,000	62,275,000
SOFR + 0.01%, 1.52% (a), 8/15/2022	175,000,000	175,000,000
SOFR + 0.01%, 1.52% (a), 9/8/2022	585,000,000	585,000,000
SOFR + 0.01%, 1.52% (a), 9/30/2022	310,000,000	310,000,000
SOFR + 0.01%, 1.52% (a), 10/7/2022	578,000,000	578,000,000
SOFR + 0.01%, 1.52% (a), 11/4/2022	221,500,000	221,500,000
SOFR + 0.015%, 1.525% (a), 3/3/2023	150,000,000	150,000,000
SOFR + 0.03%, 1.54% (a), 1/13/2023	360,000,000	360,000,000
Federal Home Loan Bank Discount Notes:
0.964% (b), 7/11/2022	8,235,000	8,232,827
1.016% (b), 7/29/2022	495,000	494,615
1.403% (b), 8/9/2022	15,000,000	14,977,250
Federal Home Loan Mortgage Corp.:
SOFR + 0.005%, 1.515% (a), 8/4/2022	76,250,000	76,250,000
SOFR + 0.095%, 1.605% (a), 8/19/2022	207,000,000	207,000,000
		5,627,705,563
U.S. Treasury Obligations 32.8%
U.S. Treasury Bills:
0.605% (b), 9/1/2022	540,000,000	539,436,420
0.835% (b), 9/15/2022	292,500,000	291,993,341
0.836% (b), 9/15/2022	585,000,000	583,986,065
0.837% (b), 9/15/2022	292,500,000	291,992,415
1.194% (b), 2/23/2023	150,000,000	148,846,600
The accompanying notes are an integral part of the financial statements.

18	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
1.197% (b), 2/23/2023	75,000,000	74,421,819
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 1.743% (a), 1/31/2024	478,000,000	478,497,309
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 1.792% (a), 4/30/2023	195,000,000	195,349,203
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 1.807% (a), 1/31/2023	950,000,000	950,638,503
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 1.813% (a), 7/31/2022	400,000,000	400,017,268
		3,955,178,943
Total Government & Agency Obligations (Cost $9,582,884,506)		9,582,884,506
Repurchase Agreements 20.5%
Barclays Bank PLC, 1.55%, dated 6/30/2022, to be repurchased at $50,002,153 on 7/1/2022 (c)	50,000,000	50,000,000
BNP Paribas, 1.47%, dated 6/30/2022, to be repurchased at $250,010,208 on 7/1/2022 (d)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 1.52%, dated 6/30/2022, to be repurchased at $164,106,929 on 7/1/2022 (e)	164,100,000	164,100,000
Federal Reserve Bank of New York, 1.55%, dated 6/30/2022, to be repurchased at $1,750,075,347 on 7/1/2022 (f)	1,750,000,000	1,750,000,000
Fixed Income Clearing Corp., 1.4%, dated 6/30/2022, to be repurchased at $95,903,729 on 7/1/2022 (g)	95,900,000	95,900,000
HSBC Securities, Inc., 1.5%, dated 6/30/2022, to be repurchased at $3,800,158 on 7/1/2022 (h)	3,800,000	3,800,000
JPMorgan Securities, Inc., 1.48%, dated 6/30/2022, to be repurchased at $$6,930,285 on 7/1/2022 (i)	6,930,000	6,930,000
Merrill Lynch & Co., Inc., 1.55%, dated 6/30/2022, to be repurchased at $150,006,458 on 7/1/2022 (j)	150,000,000	150,000,000
Total Repurchase Agreements (Cost $2,470,730,000)		2,470,730,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,053,614,506)	99.9	12,053,614,506
Other Assets and Liabilities, Net	0.1	13,113,380
Net Assets	100.0	12,066,727,886

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2022.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	19

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,435,800	U.S. Treasury Notes	0.75–2.25	11/15/2024–11/15/2027	51,000,068

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
999,700	U.S. Cash Management Bills	Zero Coupon	9/20/2022	995,841
11,500	U.S. Treasury Notes	2.875–3.0	6/30/2024–6/15/2025	11,432
418,912,932	U.S. Treasury STRIPS	Zero Coupon	5/15/2031–11/15/2051	253,992,727
Total Collateral Value				255,000,000

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,400	U.S. Treasury Bonds	1.875–2.375	5/15/2051–11/15/2051	64,422
166,606,400	U.S. Treasury Notes	3.0–3.25	6/30/2024–6/30/2027	167,317,607
Total Collateral Value				167,382,029

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,787,681,800	U.S. Treasury Notes	0.125–2.5	11/15/2022–5/15/2031	1,750,075,446

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
83,045,500	U.S. Treasury Notes	0.625–3.0	4/15/2023–6/30/2024	97,818,009

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000	U.S. Treasury Bills	Zero Coupon	7/21/2022	4,997
8,900	U.S. Treasury Notes	0.125–3.25	6/30/2023–5/15/2032	8,365
4,975,664	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–11/15/2051	3,862,645
Total Collateral Value				3,876,007
The accompanying notes are an integral part of the financial statements.

20	|	Government Cash Management Portfolio

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,066,314	U.S. Treasury STRIPS	Zero Coupon	8/15/2045	7,068,600

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
172,081,797	Federal National Mortgage Association	2.5-3.0	10/1/2051–7/1/2052	154,500,000

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$ 9,582,884,506	$—	$ 9,582,884,506
Repurchase Agreements	—	2,470,730,000	—	2,470,730,000
Total	$—	$12,053,614,506	$—	$12,053,614,506

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	21

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$ 9,582,884,506
Repurchase agreements, valued at amortized cost	2,470,730,000
Cash	1,189,083
Interest receivable	12,324,730
Other assets	311,864
Total assets	12,067,440,183
Liabilities
Accrued Trustees' fees	283,053
Other accrued expenses and payables	429,244
Total liabilities	712,297
Net assets, at value	$12,066,727,886
The accompanying notes are an integral part of the financial statements.

22	|	Government Cash Management Portfolio

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 50,861,191
Expenses:
Management fee	13,559,793
Administration fee	4,278,185
Custodian fee	117,213
Professional fees	204,962
Reports to shareholders	17,437
Trustees' fees and expenses	866,671
Other	610,410
Total expenses before expense reductions	19,654,671
Expense reductions	(11,288,385)
Total expenses after expense reductions	8,366,286
Net investment income	42,494,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,477,908)
Payments by affiliates (see Note D)	275,000
(13,202,908)
Net increase (decrease) in net assets resulting from operations	$ 29,291,997
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	23

Statements of Changes in Net Assets
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 42,494,905	$ 8,898,329
Net realized gain (loss)	(13,202,908)	217,749
Net increase (decrease) in net assets resulting from operations	29,291,997	9,116,078
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	37,855,041,921	93,706,698,612
Value of capital withdrawn	(59,466,471,339)	(86,189,439,789)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(21,611,429,418)	7,517,258,823
Increase (decrease) in net assets	(21,582,137,421)	7,526,374,901
Net assets at beginning of period	33,648,865,307	26,122,490,406
Net assets at end of period	$12,066,727,886	$33,648,865,307

The accompanying notes are an integral part of the financial statements.

24	|	Government Cash Management Portfolio

Financial Highlights
Government Cash Management Portfolio
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12,067	33,649	26,122	18,891	15,720	17,172
Ratio of expenses before expense reductions (%)	.14*	.13	.13	.14	.14	.14
Ratio of expenses after expense reductions (%)	.06*	.03	.07	.07	.10	.11
Ratio of net investment income (%)	.30*	.03	.36	2.13	1.76	.83
Total Return (%)[a]	.18b**	.03[b]	.41[c]	2.17[c]	1.78[c]	.81[c]

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2022, DWS Government Cash Management Fund and DWS Government Money Market Series owned approximately 1% and 97%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued

26	|	Government Cash Management Portfolio

at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of June 30, 2022, the Portfolio held repurchase agreements with a gross value of $2,470,730,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2022, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $12,053,614,506.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies.  In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is

Government Cash Management Portfolio	|	27

unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio’s average daily net assets.
For the period from January 1, 2022 through March 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.10% of the Portfolio’s average daily net assets.
For the period from March 17, 2022 through March 31, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating

28	|	Government Cash Management Portfolio

expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio’s average daily net assets.
For the period from April 1, 2022 through May 12, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Portfolio’s average daily net assets.
For the period from May 13, 2022 through June 13, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio’s average daily net assets.
On June 14, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.04% of the Portfolio’s average daily net assets.
For the period from June 15, 2022 through June 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio’s average daily net assets.
For the period from June 17, 2022 through June 30, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.01% of the Portfolio’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed are $11,288,385.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of

Government Cash Management Portfolio	|	29

the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $4,278,185, of which $468,372 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2022, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $435, of which $180 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2022.
D.
Payments by Affiliates
During the six months ended June 30, 2022, the Advisor agreed to reimburse the Portfolio $275,000 for losses incurred on a trade executed in violation of the Portfolio’s investment guidelines. The amount reimbursed was less than 0.01% of the Portfolio’s average net assets, thus having no impact on the Portfolio’s total return.
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Portfolio’s investments — and therefore its share price as well — to decline. Although interest rates in the U.S. remain at low levels, they have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and

30	|	Government Cash Management Portfolio

related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline and impair the Portfolio’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low or negative interest rates, the Portfolio’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Portfolio’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Portfolio and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Portfolio and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among

Government Cash Management Portfolio	|	31

others. Management will continue to monitor the impact COVID-19 has on the Portfolio and reflect the consequences as appropriate in the Portfolio’s accounting and financial reporting.

32	|	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Cash Management Fund (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2021. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

DWS Government Cash Management Fund	|	33

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board

34	|	DWS Government Cash Management Fund

noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Institutional Shares) was in the 4th quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding shareholder administration fees), which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (1st quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

DWS Government Cash Management Fund	|	35

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of

36	|	DWS Government Cash Management Fund

the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Government Cash Management Fund	|	37

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313
Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
liquidity.dws.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by
e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds,
insight from DWS economists and investment specialists and access to DWS fund account information.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

38	|	DWS Government Cash Management Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Nasdaq Symbol	BICXX
CUSIP Number	25160K 306
Fund Number	541

DWS Government Cash Management Fund	|	39

222 South Riverside Plaza
Chicago, IL 60606-5808

DGCMF-3
(R-028295-11 8/22)

June 30, 2022
Semiannual Report
to Shareholders
DWS Government Money Market Series

Contents

DWS Government Money Market Series
4	Portfolio Summary
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
15	Information About Your Fund’s Expenses
Government Cash Management Portfolio
18	Investment Portfolio
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
33	Advisory Agreement Board Considerations and Fee Evaluation
38	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Money Market Series

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the Fund may have a significant adverse effect on the share price of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Government Money Market Series	|	3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/22	12/31/21
Government & Agency Obligations	80%	60%
Repurchase Agreements	20%	40%
	100%	100%

Weighted Average Maturity	6/30/22	12/31/21
DWS Government Money Market Series	24 days	33 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	23 days	31 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
DWS Government Money Market Series (the “Fund” ) is a feeder fund that invests substantially all of its assets in a “master portfolio,”  the Government Cash Management Portfolio (the “Portfolio” ), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation and Weighted Average Maturity at June 30, 2022 are based on the holdings of Government Cash Management Portfolio.
For more complete details about the Portfolio’s holdings, see page 18. A quarterly Fact Sheet is available on liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp or upon request. Please see the Account Management Resources section on page 38 for contact information.

4	|	DWS Government Money Market Series

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investment in Government Cash Management Portfolio, at value	$ 11,680,343,108
Receivable for Fund shares sold	21,316
Other assets	19,674
Total assets	11,680,384,098
Liabilities
Payable for Fund shares redeemed	2,721
Distributions payable	5,236,616
Accrued Trustees' fees	3,452
Other accrued expenses and payables	318,860
Total liabilities	5,561,649
Net assets, at value	$11,674,822,449
Net Assets Consist of
Distributable earnings (loss)	(12,195,680)
Paid-in capital	11,687,018,129
Net assets, at value	$11,674,822,449
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($11,674,822,449 ÷ 11,687,507,404 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	5

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$ 49,998,972
Expenses*	(8,247,481)
Net investment income allocated from Government Cash Management Portfolio	41,751,491
Expenses:
Administration fee	13,631,585
Services to shareholders	2,311,260
Professional fees	26,183
Reports to shareholders	7,724
Registration fees	17,133
Trustees' fees and expenses	4,587
Other	88,165
Total expenses before expense reductions	16,086,637
Expense reductions	(16,086,637)
Total expenses after expense reductions	—
Net investment income	41,751,491
Net realized gain (loss) allocated from Government Cash Management Portfolio	(12,807,723)
Net increase (decrease) in net assets resulting from operations	$ 28,943,768

*	Net of $11,119,013 Advisor reimbursement allocated from Government Cash Management Portfolio for the six months ended June 30, 2022.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Money Market Series

Statements of Changes in Net Assets
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 41,751,491	$ 8,760,744
Net realized gain (loss)	(12,807,723)	211,678
Net increase (decrease) in net assets resulting from operations	28,943,768	8,972,422
Distributions to shareholders: Institutional Shares	(41,748,834)	(8,762,534)
Fund share transactions:
Proceeds from shares sold	127,961,432,055	269,405,865,613
Reinvestment of distributions	22,985,951	4,026,541
Payments for shares redeemed	(149,581,472,375)	(261,644,836,894)
Net increase (decrease) in net assets from Fund share transactions	(21,597,054,369)	7,765,055,260
Increase (decrease) in net assets	(21,609,859,435)	7,765,265,148
Net assets at beginning of period	33,284,681,884	25,519,416,736
Net assets at end of period	$11,674,822,449	$33,284,681,884
Other Information:
Shares outstanding at beginning of period	33,284,561,773	25,519,506,513
Shares sold	127,961,432,055	269,405,865,613
Shares issued to shareholders in reinvestment of distributions	22,985,951	4,026,541
Shares redeemed	(149,581,472,375)	(261,644,836,894)
Net increase (decrease) in Fund shares	(21,597,054,369)	7,765,055,260
Shares outstanding at end of period	11,687,507,404	33,284,561,773

The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	7

Financial Highlights
DWS Government Money Market Series — Institutional Shares
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.002	.000*	.004	.022	.018	.008
Net realized gain (loss)	(.000)*	.000*	.000*	(.000)*	(.000)*	.000*
Total from investment operations	.002	.000*	.004	.022	.018	.008
Less distributions from:
Net investment income	(.002)	(.000)*	(.004)	(.022)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.18**	.03	.40	2.18	1.79	.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11,675	33,285	25,519	18,054	12,697	14,532
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.25***	.25	.25	.26	.25	.25
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.06***	.03	.07	.07	.10	.11
Ratio of net investment income (%)	.30***	.03	.36	2.12	1.75	.84

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Money Market Series

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Money Market Series (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2022, the Fund owned approximately 97% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are

DWS Government Money Market Series	|	9

applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the

10	|	DWS Government Money Market Series

Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $3.0 billion of the Fund’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
For the period from January 1, 2022 through April 30, 2023, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.14% of the Fund’s average daily net assets.
For the period from January 1, 2022 through March 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.10% of the Fund’s average daily net assets.
For the period from March 17, 2022 through March 31, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Fund’s average daily net assets.
For the period from April 1, 2022 through May 12, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Fund’s average daily net assets.
For the period from May 13, 2022 through June 13, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Fund’s average daily net assets.
On June 14, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.04% of the Fund’s average daily net assets.

DWS Government Money Market Series	|	11

For the period from June 15, 2022 through June 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Fund’s average daily net assets.
For the period from June 17, 2022 through June 30, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.01% of the Fund’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed are $16,086,637.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $13,631,585, of which $1,481,434 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC aggregated $2,262,562, of which $484,805 is unpaid.
In addition, for the six months ended June 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $860.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $585, of which $320 is unpaid.

12	|	DWS Government Money Market Series

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2022, there were two shareholder accounts that held approximately 23% and 17% of the outstanding shares of the Fund.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Although interest rates in the U.S. remain at low levels, they have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government

DWS Government Money Market Series	|	13

securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.
E.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

14	|	DWS Government Money Market Series

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Government Money Market Series	|	15

Expenses and Value of a $1,000 Investment
for the six months ended June 30, 2022 (Unaudited)

Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/22	$1,000.00
Ending Account Value 6/30/22	$1,001.81
Expenses Paid per $1,000**	$.30
Hypothetical 5% Fund Return	Institutional Shares
Beginning Account Value 1/1/22	$1,000.00
Ending Account Value 6/30/22	$1,024.50
Expenses Paid per $1,000**	$.30

*	Expenses include amounts allocated proportionally from the Portfolio.
**
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
DWS Government Money Market Series	.06%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

16	|	DWS Government Money Market Series

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

Government Cash Management Portfolio	|	17

Investment Portfolioas of June 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 79.4%
U.S. Government Sponsored Agencies 46.6%
Federal Farm Credit Bank, SOFR + 0.07%, 1.58% (a), 8/11/2022	152,975,000	152,975,871
Federal Home Loan Bank:
Step-Up Coupon, 1.02% to 9/30/2022, 2.01% to 3/30/2023	447,000,000	447,000,000
Step-Up Coupon, 1.4% to 10/28/2022, 2.5% to 4/28/2023	445,000,000	445,000,000
SOFR + 0.005%, 1.515% (a), 8/22/2022	225,000,000	225,000,000
SOFR + 0.005%, 1.515% (a), 9/16/2022	34,000,000	34,000,000
SOFR + 0.01%, 1.52% (a), 7/13/2022	250,000,000	250,000,000
SOFR + 0.01%, 1.52% (a), 7/14/2022	150,000,000	150,000,000
SOFR + 0.01%, 1.52% (a), 7/19/2022	280,000,000	280,000,000
SOFR + 0.01%, 1.52% (a), 7/21/2022	105,000,000	105,000,000
SOFR + 0.01%, 1.52% (a), 8/1/2022	440,000,000	440,000,000
SOFR + 0.01%, 1.52% (a), 8/2/2022	350,000,000	350,000,000
SOFR + 0.01%, 1.52% (a), 8/5/2022	62,275,000	62,275,000
SOFR + 0.01%, 1.52% (a), 8/15/2022	175,000,000	175,000,000
SOFR + 0.01%, 1.52% (a), 9/8/2022	585,000,000	585,000,000
SOFR + 0.01%, 1.52% (a), 9/30/2022	310,000,000	310,000,000
SOFR + 0.01%, 1.52% (a), 10/7/2022	578,000,000	578,000,000
SOFR + 0.01%, 1.52% (a), 11/4/2022	221,500,000	221,500,000
SOFR + 0.015%, 1.525% (a), 3/3/2023	150,000,000	150,000,000
SOFR + 0.03%, 1.54% (a), 1/13/2023	360,000,000	360,000,000
Federal Home Loan Bank Discount Notes:
0.964% (b), 7/11/2022	8,235,000	8,232,827
1.016% (b), 7/29/2022	495,000	494,615
1.403% (b), 8/9/2022	15,000,000	14,977,250
Federal Home Loan Mortgage Corp.:
SOFR + 0.005%, 1.515% (a), 8/4/2022	76,250,000	76,250,000
SOFR + 0.095%, 1.605% (a), 8/19/2022	207,000,000	207,000,000
		5,627,705,563
U.S. Treasury Obligations 32.8%
U.S. Treasury Bills:
0.605% (b), 9/1/2022	540,000,000	539,436,420
0.835% (b), 9/15/2022	292,500,000	291,993,341
0.836% (b), 9/15/2022	585,000,000	583,986,065
0.837% (b), 9/15/2022	292,500,000	291,992,415
1.194% (b), 2/23/2023	150,000,000	148,846,600
The accompanying notes are an integral part of the financial statements.

18	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
1.197% (b), 2/23/2023	75,000,000	74,421,819
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield - 0.015%, 1.743% (a), 1/31/2024	478,000,000	478,497,309
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 1.792% (a), 4/30/2023	195,000,000	195,349,203
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 1.807% (a), 1/31/2023	950,000,000	950,638,503
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 1.813% (a), 7/31/2022	400,000,000	400,017,268
		3,955,178,943
Total Government & Agency Obligations (Cost $9,582,884,506)		9,582,884,506
Repurchase Agreements 20.5%
Barclays Bank PLC, 1.55%, dated 6/30/2022, to be repurchased at $50,002,153 on 7/1/2022 (c)	50,000,000	50,000,000
BNP Paribas, 1.47%, dated 6/30/2022, to be repurchased at $250,010,208 on 7/1/2022 (d)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 1.52%, dated 6/30/2022, to be repurchased at $164,106,929 on 7/1/2022 (e)	164,100,000	164,100,000
Federal Reserve Bank of New York, 1.55%, dated 6/30/2022, to be repurchased at $1,750,075,347 on 7/1/2022 (f)	1,750,000,000	1,750,000,000
Fixed Income Clearing Corp., 1.4%, dated 6/30/2022, to be repurchased at $95,903,729 on 7/1/2022 (g)	95,900,000	95,900,000
HSBC Securities, Inc., 1.5%, dated 6/30/2022, to be repurchased at $3,800,158 on 7/1/2022 (h)	3,800,000	3,800,000
JPMorgan Securities, Inc., 1.48%, dated 6/30/2022, to be repurchased at $$6,930,285 on 7/1/2022 (i)	6,930,000	6,930,000
Merrill Lynch & Co., Inc., 1.55%, dated 6/30/2022, to be repurchased at $150,006,458 on 7/1/2022 (j)	150,000,000	150,000,000
Total Repurchase Agreements (Cost $2,470,730,000)		2,470,730,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,053,614,506)	99.9	12,053,614,506
Other Assets and Liabilities, Net	0.1	13,113,380
Net Assets	100.0	12,066,727,886

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2022.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	19

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
53,435,800	U.S. Treasury Notes	0.75–2.25	11/15/2024–11/15/2027	51,000,068

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
999,700	U.S. Cash Management Bills	Zero Coupon	9/20/2022	995,841
11,500	U.S. Treasury Notes	2.875–3.0	6/30/2024–6/15/2025	11,432
418,912,932	U.S. Treasury STRIPS	Zero Coupon	5/15/2031–11/15/2051	253,992,727
Total Collateral Value				255,000,000

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,400	U.S. Treasury Bonds	1.875–2.375	5/15/2051–11/15/2051	64,422
166,606,400	U.S. Treasury Notes	3.0–3.25	6/30/2024–6/30/2027	167,317,607
Total Collateral Value				167,382,029

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,787,681,800	U.S. Treasury Notes	0.125–2.5	11/15/2022–5/15/2031	1,750,075,446

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
83,045,500	U.S. Treasury Notes	0.625–3.0	4/15/2023–6/30/2024	97,818,009

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000	U.S. Treasury Bills	Zero Coupon	7/21/2022	4,997
8,900	U.S. Treasury Notes	0.125–3.25	6/30/2023–5/15/2032	8,365
4,975,664	U.S. Treasury STRIPS	Zero Coupon	8/15/2026–11/15/2051	3,862,645
Total Collateral Value				3,876,007
The accompanying notes are an integral part of the financial statements.

20	|	Government Cash Management Portfolio

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,066,314	U.S. Treasury STRIPS	Zero Coupon	8/15/2045	7,068,600

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
172,081,797	Federal National Mortgage Association	2.5-3.0	10/1/2051–7/1/2052	154,500,000

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$ 9,582,884,506	$—	$ 9,582,884,506
Repurchase Agreements	—	2,470,730,000	—	2,470,730,000
Total	$—	$12,053,614,506	$—	$12,053,614,506

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	21

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, valued at amortized cost	$ 9,582,884,506
Repurchase agreements, valued at amortized cost	2,470,730,000
Cash	1,189,083
Interest receivable	12,324,730
Other assets	311,864
Total assets	12,067,440,183
Liabilities
Accrued Trustees' fees	283,053
Other accrued expenses and payables	429,244
Total liabilities	712,297
Net assets, at value	$12,066,727,886
The accompanying notes are an integral part of the financial statements.

22	|	Government Cash Management Portfolio

Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 50,861,191
Expenses:
Management fee	13,559,793
Administration fee	4,278,185
Custodian fee	117,213
Professional fees	204,962
Reports to shareholders	17,437
Trustees' fees and expenses	866,671
Other	610,410
Total expenses before expense reductions	19,654,671
Expense reductions	(11,288,385)
Total expenses after expense reductions	8,366,286
Net investment income	42,494,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,477,908)
Payments by affiliates (see Note D)	275,000
(13,202,908)
Net increase (decrease) in net assets resulting from operations	$ 29,291,997
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	23

Statements of Changes in Net Assets
	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 42,494,905	$ 8,898,329
Net realized gain (loss)	(13,202,908)	217,749
Net increase (decrease) in net assets resulting from operations	29,291,997	9,116,078
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	37,855,041,921	93,706,698,612
Value of capital withdrawn	(59,466,471,339)	(86,189,439,789)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(21,611,429,418)	7,517,258,823
Increase (decrease) in net assets	(21,582,137,421)	7,526,374,901
Net assets at beginning of period	33,648,865,307	26,122,490,406
Net assets at end of period	$12,066,727,886	$33,648,865,307

The accompanying notes are an integral part of the financial statements.

24	|	Government Cash Management Portfolio

Financial Highlights
Government Cash Management Portfolio
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12,067	33,649	26,122	18,891	15,720	17,172
Ratio of expenses before expense reductions (%)	.14*	.13	.13	.14	.14	.14
Ratio of expenses after expense reductions (%)	.06*	.03	.07	.07	.10	.11
Ratio of net investment income (%)	.30*	.03	.36	2.13	1.76	.83
Total Return (%)[a]	.18b**	.03[b]	.41[c]	2.17[c]	1.78[c]	.81[c]

[a]	Total return would have been lower had certain expenses not been reduced.
[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	25

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2022, DWS Government Cash Management Fund and DWS Government Money Market Series owned approximately 1% and 97%, respectively, of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued

26	|	Government Cash Management Portfolio

at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of June 30, 2022, the Portfolio held repurchase agreements with a gross value of $2,470,730,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At June 30, 2022, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $12,053,614,506.
The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Contingencies.  In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is

Government Cash Management Portfolio	|	27

unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.095% of the Portfolio’s average daily net assets.
For the period from January 1, 2022 through March 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.10% of the Portfolio’s average daily net assets.
For the period from March 17, 2022 through March 31, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating

28	|	Government Cash Management Portfolio

expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio’s average daily net assets.
For the period from April 1, 2022 through May 12, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.08% of the Portfolio’s average daily net assets.
For the period from May 13, 2022 through June 13, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio’s average daily net assets.
On June 14, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.04% of the Portfolio’s average daily net assets.
For the period from June 15, 2022 through June 16, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.06% of the Portfolio’s average daily net assets.
For the period from June 17, 2022 through June 30, 2022, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.01% of the Portfolio’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed are $11,288,385.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of

Government Cash Management Portfolio	|	29

the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $4,278,185, of which $468,372 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the six months ended June 30, 2022, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $435, of which $180 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2022.
D.
Payments by Affiliates
During the six months ended June 30, 2022, the Advisor agreed to reimburse the Portfolio $275,000 for losses incurred on a trade executed in violation of the Portfolio’s investment guidelines. The amount reimbursed was less than 0.01% of the Portfolio’s average net assets, thus having no impact on the Portfolio’s total return.
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Portfolio’s investments — and therefore its share price as well — to decline. Although interest rates in the U.S. remain at low levels, they have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, there have been signs of inflationary price movements. As such, fixed-income and

30	|	Government Cash Management Portfolio

related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline and impair the Portfolio’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low or negative interest rates, the Portfolio’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying fund expenses out of current income and, at times, could impair the Portfolio’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.
F.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Portfolio and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Portfolio and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among

Government Cash Management Portfolio	|	31

others. Management will continue to monitor the impact COVID-19 has on the Portfolio and reflect the consequences as appropriate in the Portfolio’s accounting and financial reporting.

32	|	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Money Market Series (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2021. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

DWS Government Money Market Series	|	33

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board

34	|	DWS Government Money Market Series

noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Institutional Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (1st quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits

DWS Government Money Market Series	|	35

attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers

36	|	DWS Government Money Market Series

and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Government Money Market Series	|	37

Account Management Resources

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public
availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Institutional Shares and Institutional Shares MGD:
For More Information	(800) 730-1313
To speak with a Shareholder Service representative.
Web Site	liquidity.dws.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

38	|	DWS Government Money Market Series

Written Correspondence	DWS Service Company Institutional Money Funds — Client Services PO Box 219210 Kansas City, MO 64121-9210 ifunds@db.com

For shareholders of Institutional Shares PS and Institutional Shares PRS:
For More Information	(800) 728-3337
To speak with a Shareholder Service representative.
Web Site	dws.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151

	Institutional Shares	Institutional Shares MGD	Institutional Shares PS	Institutional Shares PRS
Nasdaq Symbol	ICAXX	MCAXX	SPMXX	SCRXX
Fund Number	2403	2023	2402	2309
The Fund currently offers one class of shares, Institutional Shares. Managed Shares (“Institutional Shares MGD” ), Prime Reserve Class S Shares (“Institutional Shares PRS” ) and Premium Class S Shares (“Institutional Shares PS” ) (the “legacy classes” ) were combined into Institutional Shares as of the close of business on October 1, 2008. The legacy classes are no longer offered separately. Because the eligibility and minimum investment requirements for each of the legacy classes differ from the Institutional Shares, shareholders of the Fund who were shareholders of a legacy class may continue to purchase shares of the Fund in accordance with the investment requirements in effect for each applicable legacy class prior to the share classes being combined. Any account privileges previously available to shareholders of the legacy classes remain unchanged.

DWS Government Money Market Series	|	39

222 South Riverside Plaza
Chicago, IL 60606-5808

DGMMF-3
(R-028299-11 8/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2022